Cash and Cash Equivalents - Summary of Cash and Bank Balances (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Non-current
Long-term bank deposits	¥ 140,000	$ 21,634	¥ 50,000
Current
Cash and cash equivalents	5,877,647	908,264	5,753,268	$ 889,044	¥ 5,559,890	¥ 5,390,324
Short-term bank deposits	258,756	39,985	356,543
Restricted cash	171,135	26,445	231,107
Total	6,307,538	974,694	6,340,918
Cash and bank balances	¥ 6,447,538	$ 996,328	¥ 6,390,918